Guarantees and commitments - Lease commitments maturity (Details 5) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease commitments
In one year	SFr 570
In two years	541
In three years	498
In four years	388
In five years	353
Thereafter	2,884
Future operating lease commitments	5,234
Less minimum non-cancellable sublease rentals	216
Total net future minimum lease commitments	5,018
Rental expense for operating leases
Minimum rental expense	575	SFr 550	SFr 558
Sublease rental income	(65)	(89)	(92)
Total net expenses for operating leases	510	461	466
Bank
Lease commitments
In one year	504
In two years	472
In three years	429
In four years	323
In five years	295
Thereafter	2,139
Future operating lease commitments	4,162
Less minimum non-cancellable sublease rentals	216
Total net future minimum lease commitments	3,946
Rental expense for operating leases
Minimum rental expense	528	550	558
Sublease rental income	(65)	(89)	(92)
Total net expenses for operating leases	SFr 463	SFr 461	SFr 466